Acquisitions, Disposals and Other Transactions (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 31, 2021 board_member
Schedule Of Business Acquisitions And Divestitures [Line Items]
Goodwill	$ 4,300		$ 4,336	$ 4,291	$ 4,300
Gain on dilution of equity interests			0	0	15
Consideration transferred			$ 38	$ 17	$ 1,501
PropertyGuru Pte. Ltd. | REA Group
Schedule Of Business Acquisitions And Divestitures [Line Items]
Ownership percentage	18.00%				18.00%	18.00%
Equity method investment, diluted ownership percentage	17.50%				17.50%	16.60%
PropertyGuru Pte. Ltd. | REA Group | Nonoperating Income (Expense)
Schedule Of Business Acquisitions And Divestitures [Line Items]
Gain on dilution of equity interests					$ 15
99.co | REA Group
Schedule Of Business Acquisitions And Divestitures [Line Items]
Ownership percentage						27.00%
Number of board director's seats acquired | board_member						1
OPIS
Schedule Of Business Acquisitions And Divestitures [Line Items]
Consideration transferred		$ 1,150
Deferred revenue		1
Business acquisition purchase price allocation, amortizable and indefinite-lived intangible assets		620
Goodwill		538
OPIS | Trade Names
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business acquisition purchase price allocation, indefinite-lived intangible assets		48
OPIS | Customer Relationships
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles		$ 528
Finite lived intangible assets, weighted average useful life		20 years
OPIS | Trade Names
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business acquisition purchase price allocation, indefinite-lived intangible assets		$ 54
OPIS | Technology
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles		$ 38
Finite lived intangible assets, weighted average useful life		6 years
Base Chemicals
Schedule Of Business Acquisitions And Divestitures [Line Items]
Deferred revenue	$ 22				22
Business acquisition purchase price allocation, amortizable and indefinite-lived intangible assets	189				189
Goodwill	121				121
Business acquisition, cost of acquired entity, cash paid	295
Base Chemicals | Customer Relationships
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 145				145
Finite lived intangible assets, weighted average useful life	20 years
Base Chemicals | Trade Names
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 13				13
Finite lived intangible assets, weighted average useful life	20 years
Base Chemicals | Technology
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 31				31
Finite lived intangible assets, weighted average useful life	14 years
UpNest, Inc.
Schedule Of Business Acquisitions And Divestitures [Line Items]
Goodwill	$ 40				40
Consideration transferred	45
Contingent consideration liability	$ 15				15
Performance objective period	2 years
Contingent liability	$ 8				8
UpNest, Inc. | Customer Relationship and Technology Platforms
Schedule Of Business Acquisitions And Divestitures [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 16				$ 16